Shareholder Report	6 Months Ended
Jul. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Vanguard Specialized Funds
Entity Central Index Key	0000734383
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
C000008009 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Global Capital Cycles Fund
Class Name	Investor Shares
Trading Symbol	VGPMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Global Capital Cycles Fund (the "Fund") for the period of February 1, 2026, to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$20	0.40%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[1]
Net Assets	$ 3,739,000,000
Holdings Count | Holding	94
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of July 31, 2026)
Fund Net Assets (in millions)	$3,739
Number of Portfolio Holdings	94
Portfolio Turnover Rate	33%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of July 31, 2026)
Africa	4.0%
Asia	17.6%
Europe	40.4%
North America	28.9%
Oceania	2.8%
South America	5.6%
Other Assets and Liabilities—Net	0.7%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

C000032424 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Real Estate Index Fund
Class Name	ETF Shares
Trading Symbol	VNQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Real Estate Index Fund (the "Fund") for the period of February 1, 2026, to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$7	0.13%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%	[2]
Net Assets	$ 73,098,000,000
Holdings Count | Holding	152
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of July 31, 2026)
Fund Net Assets (in millions)	$73,098
Number of Portfolio Holdings	152
Portfolio Turnover Rate	4%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of July 31, 2026)
Data Center REITs	8.6%
Health Care REITs	15.0%
Industrial REITs	10.0%
Multi-Family Residential REITs	5.7%
Other Specialized REITs	5.6%
Real Estate Services	5.0%
Retail REITs	12.6%
Self-Storage REITs	5.0%
Telecom Tower REITs	6.9%
Vanguard Real Estate II Index Fund[1]	14.5%
Other Assets and Liabilities—Net	11.1%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
[1]	Vanguard Real Estate II Index Fund ("the Subsidiary") is the wholly owned subsidiary in which the Fund has invested a portion of its assets.

C000008010 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Real Estate Index Fund
Class Name	Investor Shares
Trading Symbol	VGSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Real Estate Index Fund (the "Fund") for the period of February 1, 2026, to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$14	0.27%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%	[3]
Net Assets	$ 73,098,000,000
Holdings Count | Holding	152
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of July 31, 2026)
Fund Net Assets (in millions)	$73,098
Number of Portfolio Holdings	152
Portfolio Turnover Rate	4%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of July 31, 2026)
Data Center REITs	8.6%
Health Care REITs	15.0%
Industrial REITs	10.0%
Multi-Family Residential REITs	5.7%
Other Specialized REITs	5.6%
Real Estate Services	5.0%
Retail REITs	12.6%
Self-Storage REITs	5.0%
Telecom Tower REITs	6.9%
Vanguard Real Estate II Index Fund[1]	14.5%
Other Assets and Liabilities—Net	11.1%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
[1]	Vanguard Real Estate II Index Fund ("the Subsidiary") is the wholly owned subsidiary in which the Fund has invested a portion of its assets.

C000008012 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Real Estate Index Fund
Class Name	Institutional Shares
Trading Symbol	VGSNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Real Estate Index Fund (the "Fund") for the period of February 1, 2026, to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6	0.11%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%	[4]
Net Assets	$ 73,098,000,000
Holdings Count | Holding	152
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of July 31, 2026)
Fund Net Assets (in millions)	$73,098
Number of Portfolio Holdings	152
Portfolio Turnover Rate	4%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of July 31, 2026)
Data Center REITs	8.6%
Health Care REITs	15.0%
Industrial REITs	10.0%
Multi-Family Residential REITs	5.7%
Other Specialized REITs	5.6%
Real Estate Services	5.0%
Retail REITs	12.6%
Self-Storage REITs	5.0%
Telecom Tower REITs	6.9%
Vanguard Real Estate II Index Fund[1]	14.5%
Other Assets and Liabilities—Net	11.1%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
[1]	Vanguard Real Estate II Index Fund ("the Subsidiary") is the wholly owned subsidiary in which the Fund has invested a portion of its assets.

C000008011 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Real Estate Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VGSLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Real Estate Index Fund (the "Fund") for the period of February 1, 2026, to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$7	0.13%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%	[5]
Net Assets	$ 73,098,000,000
Holdings Count | Holding	152
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of July 31, 2026)
Fund Net Assets (in millions)	$73,098
Number of Portfolio Holdings	152
Portfolio Turnover Rate	4%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of July 31, 2026)
Data Center REITs	8.6%
Health Care REITs	15.0%
Industrial REITs	10.0%
Multi-Family Residential REITs	5.7%
Other Specialized REITs	5.6%
Real Estate Services	5.0%
Retail REITs	12.6%
Self-Storage REITs	5.0%
Telecom Tower REITs	6.9%
Vanguard Real Estate II Index Fund[1]	14.5%
Other Assets and Liabilities—Net	11.1%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
[1]	Vanguard Real Estate II Index Fund ("the Subsidiary") is the wholly owned subsidiary in which the Fund has invested a portion of its assets.

C000211922 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Global ESG Select Stock Fund
Class Name	Investor Shares
Trading Symbol	VEIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Global ESG Select Stock Fund (the "Fund") for the period of February 1, 2026, to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$27	0.51%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.51%	[6]
Net Assets	$ 1,611,000,000
Holdings Count | Holding	39
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of July 31, 2026)
Fund Net Assets (in millions)	$1,611
Number of Portfolio Holdings	39
Portfolio Turnover Rate	32%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of July 31, 2026)
Asia	14.5%
Europe	28.5%
North America	56.3%
Other Assets and Liabilities—Net	0.7%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

C000211921 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Global ESG Select Stock Fund
Class Name	Admiral™ Shares
Trading Symbol	VESGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Global ESG Select Stock Fund (the "Fund") for the period of February 1, 2026, to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$22	0.41%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.41%	[7]
Net Assets	$ 1,611,000,000
Holdings Count | Holding	39
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of July 31, 2026)
Fund Net Assets (in millions)	$1,611
Number of Portfolio Holdings	39
Portfolio Turnover Rate	32%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of July 31, 2026)
Asia	14.5%
Europe	28.5%
North America	56.3%
Other Assets and Liabilities—Net	0.7%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.